ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions												6 Months Ended
	Jul. 16, 2025 CNY (¥)	Apr. 08, 2021 USD ($) $ / shares shares	Apr. 08, 2021 CNY (¥) shares	Jun. 03, 2019 ¥ / shares shares	May 23, 2019 shares	May 20, 2019 shares	Apr. 04, 2019 ¥ / shares shares	Mar. 19, 2019	Mar. 11, 2019 shares	Mar. 05, 2018 shares	Feb. 28, 2018 CNY (¥)	Sep. 30, 2025 CNY (¥) shares	Jan. 26, 2026 ¥ / shares	Jan. 17, 2023	Nov. 07, 2022 $ / shares	Dec. 17, 2021	Aug. 13, 2020 shares	Apr. 29, 2020 shares	Mar. 31, 2017	Sep. 05, 2016
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total consideration | ¥											¥ 9.6
Non-controlling interests amount | ¥											¥ 17.2
Foreign currency translation | ¥												¥ 1.0
Additional paid in capital | ¥												¥ 16.2
Price per share | $ / shares															$ 1.755
Ordinary shares, par value | ¥ / shares													¥ 0.50
Reverse stock split												The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or a reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to a 0.365-for-1 reverse stock split
Service fee								100.00%
Assets and liabilities percentage	0.04%
Gain on disposal | ¥	¥ 2.2
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Price per share | $ / shares		$ 4
Gross proceeds | $		$ 15.0
Net proceeds		13.9	¥ 88.2
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of common stock issued																	96.95%
Percentage of common stock outstanding																	3.05%
Ordinary shares, shares outstanding																	4,517,793
Repurchase of ordinary shares												4,517,793
Gross proceeds | $		$ 15.0
Common Stock [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares issued		3,750,000	3,750,000
Mr. He. HMercury Capital Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Aggregate ordinary shares				377,514
Mr. He. HMercury Capital Limited [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued				377,514
Ordinary shares, par value | ¥ / shares				¥ 0.0001
Mr. Wukai Song [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share transfer					135,000
Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Authorized shares							150,000
Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Authorized shares							135,000
Mr. Bao [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage						100.00%						96.95%							52.00%
Share transfer						12,000,000
Mr. Zhou [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage											28.00%								28.00%
Mr. Tang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage											20.00%								20.00%
Mr. Wukai Song [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage										90.00%		100.00%								70.00%
Ordinary shares issued										100,000
Mr. Yunchuan Li [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage										10.00%										30.00%
Share forfeitures							15,000
Price per share | ¥ / shares							¥ 1.00
Mr. Yihuang Chen [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share transfer									1
Grandsky Phoenix Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage				96.95%
Repurchase of ordinary shares																		7,620,000
Mr. He. HMercury Capital Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage				3.05%
Repurchase of ordinary shares																		239,721
UTime Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage								100.00%
Mr. He [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage												3.05%
Gesoper [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage														85.00%		51.00%